JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.5%
Aerospace & Defense — 4.0%
General Dynamics Corp.	3,170	575,534
Northrop Grumman Corp.	1,236	399,941
Raytheon Technologies Corp.	9,540	737,184

		1,712,659

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	1,492	253,650

Banks — 8.2%
Bank of America Corp.	26,379	1,020,600
Citigroup, Inc.	8,544	621,546
PNC Financial Services Group, Inc. (The)	5,395	946,342
Truist Financial Corp.	7,697	448,893
US Bancorp	8,192	453,112

		3,490,493

Beverages — 1.9%
Coca-Cola Co. (The)	6,953	366,489
PepsiCo, Inc.	3,100	438,457

		804,946

Biotechnology — 0.5%
Amgen, Inc.	880	219,058

Building Products — 0.6%
Trane Technologies plc	1,424	235,822

Capital Markets — 8.6%
BlackRock, Inc.	1,272	959,046
Charles Schwab Corp. (The)	7,426	484,018
CME Group, Inc.	4,262	870,359
Morgan Stanley	9,392	729,345
Northern Trust Corp.	1,842	193,582
T. Rowe Price Group, Inc.	2,363	405,525

		3,641,875

Chemicals — 3.0%
Air Products and Chemicals, Inc.	2,215	623,072
PPG Industries, Inc.	4,425	664,932

		1,288,004

Commercial Services & Supplies — 0.8%
Republic Services, Inc.	3,385	336,339

Consumer Finance — 2.4%
American Express Co.	4,674	661,119
Capital One Financial Corp.	2,832	360,357

		1,021,476

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	8,522	495,527

Electric Utilities — 3.0%
Entergy Corp.	1,404	139,687
NextEra Energy, Inc.	9,229	697,819
Xcel Energy, Inc.	6,813	453,109

		1,290,615

Electrical Equipment — 1.8%
Eaton Corp. plc	5,411	748,169

Equity Real Estate Investment Trusts (REITs) — 2.2%
Alexandria Real Estate Equities, Inc.	754	123,830
AvalonBay Communities, Inc.	1,136	209,601
Boston Properties, Inc.	1,033	104,584
Prologis, Inc.	2,040	216,255
Realty Income Corp.	958	60,822
Ventas, Inc.	2,980	158,933
Vornado Realty Trust	1,011	45,892

		919,917

Food & Staples Retailing — 2.8%
Sysco Corp.	7,981	628,463
Walmart, Inc.	4,088	555,232

		1,183,695

Food Products — 1.2%
Mondelez International, Inc., Class A	8,683	508,237

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	898	107,604
Becton Dickinson and Co.	1,835	446,090
Medtronic plc	6,309	745,339

		1,299,033

Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	2,957	349,126
CVS Health Corp.	5,328	400,844
UnitedHealth Group, Inc.	2,093	778,798

		1,528,768

Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	2,733	612,615
Starbucks Corp.	2,691	294,009

		906,624

Household Products — 0.9%
Procter & Gamble Co. (The)	2,696	365,174

Insurance — 4.5%
Arthur J Gallagher & Co.	2,392	298,512
Chubb Ltd.	2,675	422,604
Hartford Financial Services Group, Inc. (The)	5,850	390,707
Marsh & McLennan Cos., Inc.	1,082	131,835
MetLife, Inc.	6,147	373,706
Progressive Corp. (The)	2,989	285,813

		1,903,177

IT Services — 2.9%
Accenture plc, Class A	947	261,531
Automatic Data Processing, Inc.	777	146,535
Fidelity National Information Services, Inc.	3,475	488,600
International Business Machines Corp.	2,517	335,354

		1,232,020

Leisure Products — 0.7%
Hasbro, Inc.	3,100	297,983

Machinery — 5.7%
Deere & Co.	1,529	572,207
Dover Corp.	5,715	783,649
Parker-Hannifin Corp.	2,041	643,872

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Stanley Black & Decker, Inc.	2,030	405,278

		2,405,006

Media — 2.7%
Comcast Corp., Class A	20,773	1,124,013

Multi-Utilities — 1.3%
CMS Energy Corp.	5,144	314,935
Public Service Enterprise Group, Inc.	3,802	228,908

		543,843

Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	6,117	641,039
ConocoPhillips	17,081	904,797
EOG Resources, Inc.	7,205	522,584
Valero Energy Corp.	2,109	151,004

		2,219,424

Pharmaceuticals — 6.2%
Bristol-Myers Squibb Co.	12,878	812,999
Eli Lilly and Co.	2,367	442,218
Johnson & Johnson	5,258	864,211
Merck & Co., Inc.	3,548	273,477
Pfizer, Inc.	6,029	218,448

		2,611,353

Road & Rail — 1.7%
Norfolk Southern Corp.	2,619	703,341

Semiconductors & Semiconductor Equipment — 4.3%
Analog Devices, Inc.	5,736	889,553
Intel Corp.	1,334	85,398
Texas Instruments, Inc.	4,522	854,622

		1,829,573

Software — 1.4%
Microsoft Corp.	2,477	584,057

Specialty Retail — 4.2%
Best Buy Co., Inc.	3,880	445,442
Gap, Inc. (The) *	2,095	62,387
Home Depot, Inc. (The)	2,585	789,014
TJX Cos., Inc. (The)	7,549	499,363

		1,796,206

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	1,805	220,530
Seagate Technology plc	1,718	131,886

		352,416

Textiles, Apparel & Luxury Goods — 0.8%
VF Corp.	4,018	321,110

Tobacco — 2.6%
Altria Group, Inc.	5,233	267,728
Philip Morris International, Inc.	9,251	820,944

		1,088,672

TOTAL COMMON STOCKS (Cost $28,838,105)		41,262,275

SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b) (Cost $1,096,628)	1,096,199	1,096,747

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (c)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b) (Cost $8,362)	8,362	8,362

TOTAL SHORT-TERM INVESTMENTS (Cost $1,104,990)		1,105,109

Total Investments — 100.1% (Cost $29,943,095)		42,367,384
Liabilities in Excess of Other Assets — (0.1)%		(35,446)

Net Assets — 100.0%		42,331,938

Percentages indicated are based on net assets.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$42,367,384	$—	$—	$42,367,384

(a)	Please refer to the SOIs for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$883,014	$5,281,799	$5,067,766	$249	$(549)	$1,096,747	1,096,199	$975		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	—	11,073	2,711	—	—	8,362	8,362	—	(c)	—

Total	$883,014	$5,292,872	$5,070,477	$249	$(549)	$1,105,109		$975		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.